Data Field Information:
TYPE		13F-HR
PERIOD		06/30/11
FILER
	CIK	0001104186
	CCC	mezun#8z

SUBMISSION-CONTACT

	NAME	Michelle Dobbins
	PHONE	404-760-3427

UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
  					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Masters Capital Mgmt, LLC
Address:	3060 Peachtree Road NW, Ste 1425
		Atlanta, GA 30305


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mike Masters
Title:  	Managing Member
Phone:		404-364-2019

Signature, Place, and Date of Signing:
Mike Masters	Atlanta, GA		August 15, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	374,163


FORM 13F INFORMATION TABLE
                                 TITLE OF                      VALUE    SHARES/   SH/    PUT/   INVSTMT VOTING AUTHORITY
NAME OF ISSUER                   CLASS               CUSIP   (X$1000)   PRN AMT   PRN    CALL   DSCRETN    SOLE    SHARED NONE

ACME PACKET INC                  COM               004764106    14,026    200,000 SH     CALL     SOLE      200,000   0    0
AMERICAN INTL GROUP INC          COM NEW           026874784    29,320  1,000,000 SH     CALL     SOLE    1,000,000   0    0
ARUBA NETWORKS INC               COM               043176106     2,955    100,000 SH     CALL     SOLE      100,000   0    0
CON-WAY INC                      COM               205944101     3,881    100,000 SH              SOLE      100,000   0    0
DELTA AIR LINES INC DEL          COM NEW           247361702    11,463  1,250,000 SH              SOLE    1,250,000   0    0
F5 NETWORKS INC                  COM               315616102    11,025    100,000 SH     CALL     SOLE      100,000   0    0
FORTINET INC                     COM               34959E109     5,458    200,000 SH     CALL     SOLE      200,000   0    0
FUSION-IO INC                    COM               36112J107     3,009    100,000 SH              SOLE      100,000   0    0
GENERAL MTRS CO                  *W EXP 07/10/201  37045V118       880     41,103 SH              SOLE       41,103   0    0
GENERAL MTRS CO                  *W EXP 07/10/201  37045V126       655     41,103 SH              SOLE       41,103   0    0
HARRIS & HARRIS GROUP INC        COM               413833104     1,283    250,000 SH              SOLE      250,000   0    0
HARTFORD FINL SVCS GROUP INC     COM               416515104    26,370  1,000,000 SH     CALL     SOLE    1,000,000   0    0
HARTFORD FINL SVCS GROUP INC     COM               416515104    26,370  1,000,000 SH     CALL     SOLE    1,000,000   0    0
MARATHON OIL CORP                COM               565849106    15,990    500,000 SH     CALL     SOLE      500,000   0    0
MEMC ELECTR MATLS INC            COM               552715104     1,706    200,000 SH     CALL     SOLE      200,000   0    0
MGIC INVT CORP WIS               COM               552848103     1,785    300,000 SH              SOLE      300,000   0    0
MITSUBISHI UFJ FINL GROUP IN     SPONSORED ADR     606822104     7,336  1,518,900 SH              SOLE    1,518,900   0    0
MORGAN STANLEY                   COM NEW           617446448    11,505    500,000 SH     CALL     SOLE      500,000   0    0
MORGAN STANLEY                   COM NEW           617446448    11,505    500,000 SH     CALL     SOLE      500,000   0    0
MORGAN STANLEY                   COM NEW           617446448    46,020  2,000,000 SH     CALL     SOLE    2,000,000   0    0
MORGAN STANLEY                   COM NEW           617446448    23,010  1,000,000 SH     CALL     SOLE    1,000,000   0    0
NABORS INDUSTRIES LTD            SHS               G6359F103    12,320    500,000 SH     CALL     SOLE      500,000   0    0
NEOPHOTONICS CORP                COM               64051T100     4,844    700,000 SH              SOLE      700,000   0    0
POLYCOM INC                      COM               73172K104     3,215    100,000 SH     CALL     SOLE      100,000   0    0
U S AIRWAYS GROUP INC            COM               90341W108     8,910  1,000,000 SH     CALL     SOLE    1,000,000   0    0
U S AIRWAYS GROUP INC            COM               90341W108     5,346    600,000 SH     CALL     SOLE      600,000   0    0
UNITED CONTL HLDGS INC           COM               910047109    11,315    500,000 SH     CALL     SOLE      500,000   0    0
UNITED CONTL HLDGS INC           COM               910047109    22,630  1,000,000 SH     CALL     SOLE    1,000,000   0    0
VALERO ENERGY CORP NEW           COM               91913Y100     6,393    250,000 SH     CALL     SOLE      250,000   0    0
VALERO ENERGY CORP NEW           COM               91913Y100    25,570  1,000,000 SH     CALL     SOLE    1,000,000   0    0
WESTERN REFNG INC                COM               959319104    18,070  1,000,000 SH     CALL     SOLE    1,000,000   0    0
